Income Taxes (Details) - Schedule of Income Tax Provision - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Federal
Current			$ 564,005	$ 750,410
Deferred			(1,001,136)	(244,686)
State
Current
Deferred
Change in valuation allowance			1,001,136	244,686
Income tax provision	$ 48,790	$ 455,948	$ 564,005	$ 750,410